Notes Payable and Warrant Liability (Details Textual) - USD ($)				12 Months Ended
	Sep. 25, 2020	Aug. 04, 2020	Apr. 05, 2019	Dec. 31, 2020	Dec. 31, 2019	Aug. 25, 2020	Jun. 30, 2020
Notes Payable and Warrant Liability (Textual)
Term loan principal amount			$ 714,286
Loan and security agreement, description		The Company used a portion of the proceeds from the IPO to repay the note in full. The total payoff amount was $780,653, consisting of principal of $771,431 and interest of $9,222.	(i) 1847 Holdings issued to Leonite 50,000 common shares (valued at $137,500), (ii) 1847 Holdings issued to Leonite a five-year warrant to purchase 200,000 common shares at an exercise price of $1.25 per share (subject to adjustment), which may be exercised on a cashless basis, and (iii) Holdco issued to Leonite shares of common stock equal to a 7.5% non-dilutable interest in Holdco. As of December 31, 2019, the balance of the note was $584,943. As a result of this transaction, Leonite became a related party.
Derivative liability							$ 2,250,000
Increase in estimated value of warrants					$ 122,344
Warrant estimated charge				$ 2,127,656
Balance of notes amount					$ 999,201
Long-term liability				3,283,628
Small Business Community Capital [Member]
Notes Payable and Warrant Liability (Textual)
Term loan principal amount			$ 1,500,000
Loan and security agreement, description		The Company used a portion of the proceeds from the IPO to repay the term note in full and the loan and security agreement was terminated. The total payoff amount was $1,122,412 consisting of principal of $1,066,640, interest of $11,773 and prepayment, legal, and other fees of $43,999.	Pursuant to which the Company issued to SBCC a term note in the principal amount of up to $1,500,000 and a ten-year warrant to purchase shares of the most senior capital stock of the Company equal to 5.0% of the outstanding equity securities of the Company on a fully-diluted basis for an aggregate price equal to $100.
Arvest Loan [Member]
Notes Payable and Warrant Liability (Textual)
Term loan principal amount						$ 3,500,000
Outstanding balance of loan				3,185,369
Comprised of principal				3,283,628
Unamortized loan costs				$ 98,259
Loan bears interest rate				3.25%
Increase by interest rate				6.00%
Long-term liability				$ 663,339
Notes payable maturity date				Aug. 25, 2025
Payment of monthly loan amount	$ 63,353
Initial Public Offering [Member]
Notes Payable and Warrant Liability (Textual)
Converted to stock		250,000